Document and Entity Information	Jun. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001632970
Document Type	8-K
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	Griffin-American Healthcare REIT IV, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-55775
Entity Tax Identification Number	47-2887436
Entity Address, Address Line One	18191 Von Karman Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	270-9200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true